DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative)			3 Months Ended	9 Months Ended		12 Months Ended
	May 17, 2023 item	Dec. 03, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jul. 20, 2023 $ / shares	Jun. 29, 2023 USD ($)	May 30, 2023 USD ($)	May 04, 2023 $ / shares shares	May 03, 2023 $ / shares shares	Aug. 16, 2022	Jun. 02, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of businesses minimum				1		1
Proceeds from issuance initial public offering							$ 115,000,000
Sale of private placement units (in shares) | shares			5,980,750	5,980,750		5,980,750	5,980,750
Transaction costs			$ 1,625,220	$ 1,625,220		$ 1,625,220
Underwriting fees			1,150,000	1,150,000		1,150,000
Other offering costs			475,220	$ 475,220		$ 475,220
Assets held in the Trust Account (in percentage)				80		80
Condition for future business combination threshold ownership (in percentage)				50		50
Minimum of net tangible assets			5,000,001	$ 5,000,001		$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Number of shares exercised to redeem | shares				8,989,488	8,989,488
Aggregate price | $ / shares					$ 10.36
Value shares exercised to redeem				$ 93,010,772	$ 93,010,772
Balance in trust account			$ 26,711,906	$ 26,711,906		$ 118,377,460								$ 27,077,077
Common Stock, Shares, Outstanding | shares			3,336,500	3,336,500		3,336,500
Due to non redeeming stockholders current			$ 151,189	$ 151,189
Due to non-redeeming stockholders			8,811	471,189
Operating bank account			112,941	112,941		$ 687,471	$ 898,895
Working capital				1,926,678		$ 759,877
Proceeds from promissory note - related party				250,000	250,000
Excise tax													1.00%
Estimated potential excise tax liability			$ 930,108	$ 930,108
Percentage of estimated potential excise tax liabiliy on shares redeemed			1.00%	1.00%
Unsecured Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amount					$ 750,000
Extension Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of times up to which the business combination is consummated | item	6
Period of extension amendment allowed	1 month
Non-Redemption Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Outstanding | shares											2,000,000	2,000,000
Price Per Share Agreed To Non-Redeeming Shareholders By Initial Stockholders | $ / shares								$ 0.04			$ 0.04	$ 0.04
Payments To Non-Redeemable Stockholders, In Relation To Extension Of Combination									$ 480,000	$ 480,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold | shares		11,500,000
purchase price, per Unit | $ / shares		$ 10.15
Proceeds from issuance initial public offering		$ 115,000,000
Net proceeds of the sale of the Units		$ 116,725,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of units sold | shares		1,500,000
purchase price, per Unit | $ / shares		$ 10.00
Private Placement [Member] | Private Units [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of private placement units (in shares) | shares		461,500				461,500
Price of per Unit | $ / shares		$ 10.00				$ 10.00
Gross proceeds		$ 4,615,000				$ 4,615,000